Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 24.8%
Large-Cap 23.4%
Schwab U.S. Large-Cap ETF	89,147	6,257,228
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	5,402	386,135
		6,643,363

International Stocks 9.5%
Developed-Market Large-Cap 9.5%
Schwab International Equity ETF	79,329	2,545,668

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	10,795	479,730

Fixed Income 56.6%
Inflation-Protected Bond 6.3%
Schwab U.S. TIPS ETF	30,269	1,704,447
Intermediate-Term Bond 41.6%
Schwab U.S. Aggregate Bond ETF	210,331	11,147,543
Treasury Bond 8.7%
Schwab Short-Term U.S. Treasury ETF	46,015	2,327,899
		15,179,889

Security	Number of Shares	Value ($)
Money Market Fund 6.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	1,653,109	1,653,770
Total Affiliated Underlying Funds
(Cost $24,972,263)		26,502,420
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Barclays Capital, Inc.
1.76%, 07/01/19 (b)	267,484	267,484
Citibank
1.76%, 07/01/19 (b)	20,086	20,086
Total Short-Term Investments
(Cost $287,570)		287,570
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab International Equity ETF	$2,447,096	$74,925	($38,661)	($1,756)	$64,064	$2,545,668	79,329	$20,202
Schwab Short-Term U.S. Treasury ETF	2,213,630	172,676	(77,035)	(40)	18,668	2,327,899	46,015	13,854
Schwab U.S. Aggregate Bond ETF	10,633,480	604,243	(326,495)	(2,373)	238,688	11,147,543	210,331	80,306
Schwab U.S. Large-Cap ETF	5,892,888	348,765	(225,932)	10,025	231,482	6,257,228	89,147	28,037
Schwab U.S. REIT ETF	459,317	19,963	—	—	450	479,730	10,795	3,416
Schwab U.S. Small-Cap ETF	353,566	42,958	(19,393)	765	8,239	386,135	5,402	1,219
Schwab U.S. TIPS ETF	1,629,155	102,960	(68,007)	375	39,964	1,704,447	30,269	6,357
Schwab Variable Share Price Money Fund, Ultra Shares	1,518,757	134,848	—	—	165	1,653,770	1,653,109	9,607
Total	$25,147,889	$1,501,338	($755,523)	$6,996	$601,720	$26,502,420		$162,998
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$26,502,420	$—	$—	$26,502,420
Short-Term Investments[1]	—	287,570	—	287,570
Total	$26,502,420	$287,570	$—	$26,789,990
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 26.1%
Large-Cap 24.5%
Schwab U.S. Large-Cap ETF	164,852	11,570,962
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	10,576	755,972
		12,326,934

International Stocks 10.6%
Developed-Market Large-Cap 10.6%
Schwab International Equity ETF	156,325	5,016,469

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	19,676	874,401

Fixed Income 54.6%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	51,543	2,902,387
Intermediate-Term Bond 40.3%
Schwab U.S. Aggregate Bond ETF	359,253	19,040,409
Treasury Bond 8.2%
Schwab Short-Term U.S. Treasury ETF	76,409	3,865,531
		25,808,327

Security	Number of Shares	Value ($)
Money Market Fund 5.7%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	2,702,602	2,703,683
Total Affiliated Underlying Funds
(Cost $44,039,896)		46,729,814
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Citibank
1.76%, 07/01/19 (b)	183,327	183,327
Total Short-Term Investment
(Cost $183,327)		183,327
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab International Equity ETF	$4,859,406	$126,435	($89,640)	($5,621)	$125,889	$5,016,469	156,325	$39,224
Schwab Short-Term U.S. Treasury ETF	3,750,598	170,337	(85,057)	(19)	29,672	3,865,531	76,409	22,969
Schwab U.S. Aggregate Bond ETF	18,405,623	740,857	(497,927)	(3,163)	395,019	19,040,409	359,253	136,775
Schwab U.S. Large-Cap ETF	11,163,966	325,745	(357,883)	16,180	422,954	11,570,962	164,852	51,846
Schwab U.S. REIT ETF	874,204	—	—	—	197	874,401	19,676	6,501
Schwab U.S. Small-Cap ETF	739,580	—	—	—	16,392	755,972	10,576	2,521
Schwab U.S. TIPS ETF	2,824,745	44,710	(33,683)	(157)	66,772	2,902,387	51,543	10,954
Schwab Variable Share Price Money Fund, Ultra Shares	2,687,026	16,387	—	—	270	2,703,683	2,702,602	15,762
Total	$45,305,148	$1,424,471	($1,064,190)	$7,220	$1,057,165	$46,729,814		$286,552
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$46,729,814	$—	$—	$46,729,814
Short-Term Investment[1]	—	183,327	—	183,327
Total	$46,729,814	$183,327	$—	$46,913,141
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 28.2%
Large-Cap 26.5%
Schwab U.S. Large-Cap ETF	538,121	37,770,713
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	35,287	2,522,315
		40,293,028

International Stocks 12.8%
Developed-Market Large-Cap 11.8%
Schwab International Equity ETF	523,355	16,794,462
Emerging-Market 1.0%
Schwab Emerging Markets Equity ETF	58,406	1,532,573
		18,327,035

Real Assets 2.2%
Real Estate 2.2%
Schwab U.S. REIT ETF	69,379	3,083,203

Fixed Income 50.6%
Inflation-Protected Bond 5.0%
Schwab U.S. TIPS ETF	127,581	7,184,086
Intermediate-Term Bond 38.8%
Schwab U.S. Aggregate Bond ETF	1,043,802	55,321,506
Treasury Bond 6.8%
Schwab Short-Term U.S. Treasury ETF	190,456	9,635,169
		72,140,761

Security	Number of Shares	Value ($)
Money Market Fund 5.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	7,093,550	7,096,387
Total Affiliated Underlying Funds
(Cost $133,727,152)		140,940,414
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Bank of Montreal
1.76%, 07/01/19 (b)	150,584	150,584
Sumitomo Mitsui Banking Corp.
1.76%, 07/01/19 (b)	1,420,037	1,420,037
Total Short-Term Investments
(Cost $1,570,621)		1,570,621
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$1,394,708	$120,695	$—	$—	$17,170	$1,532,573	58,406	$9,380
Schwab International Equity ETF	15,284,634	1,099,024	—	—	410,804	16,794,462	523,355	134,712
Schwab Short-Term U.S. Treasury ETF	8,908,876	649,973	—	—	76,320	9,635,169	190,456	56,732
Schwab U.S. Aggregate Bond ETF	50,216,623	4,386,791	(459,591)	(616)	1,178,299	55,321,506	1,043,802	386,699
Schwab U.S. Large-Cap ETF	34,216,948	3,293,426	(1,156,384)	20,836	1,395,887	37,770,713	538,121	167,724
Schwab U.S. REIT ETF	2,834,412	248,356	—	—	435	3,083,203	69,379	21,821
Schwab U.S. Small-Cap ETF	2,361,676	106,884	—	—	53,755	2,522,315	35,287	8,412
Schwab U.S. TIPS ETF	6,527,510	489,404	—	—	167,172	7,184,086	127,581	27,284
Schwab Variable Share Price Money Fund, Ultra Shares	6,354,397	741,282	—	—	708	7,096,387	7,093,550	40,434
Total	$128,099,784	$11,135,835	($1,615,975)	$20,220	$3,300,550	$140,940,414		$853,198
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$140,940,414	$—	$—	$140,940,414
Short-Term Investments[1]	—	1,570,621	—	1,570,621
Total	$140,940,414	$1,570,621	$—	$142,511,035
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 36.5%
Large-Cap 33.7%
Schwab U.S. Large-Cap ETF	840,082	58,965,356
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	67,584	4,830,904
		63,796,260

International Stocks 17.7%
Developed-Market Large-Cap 15.5%
Schwab International Equity ETF	844,726	27,107,257
Emerging-Market 2.2%
Schwab Emerging Markets Equity ETF	144,704	3,797,033
		30,904,290

Real Assets 2.9%
Real Estate 2.9%
Schwab U.S. REIT ETF	113,135	5,027,720

Fixed Income 38.6%
Inflation-Protected Bond 1.8%
Schwab U.S. TIPS ETF	56,559	3,184,838
Intermediate-Term Bond 33.1%
Schwab U.S. Aggregate Bond ETF	1,092,351	57,894,603
Security	Number of Shares	Value ($)
Treasury Bond 3.7%
Schwab Short-Term U.S. Treasury ETF	129,300	6,541,287
		67,620,728

Money Market Fund 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	6,001,314	6,003,714
Total Affiliated Underlying Funds
(Cost $163,411,811)		173,352,712
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Australia & New Zealand Banking Group Ltd.
1.76%, 07/01/19 (b)	1,239,534	1,239,534
Total Short-Term Investment
(Cost $1,239,534)		1,239,534
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,348,735	$536,877	($124,379)	($30,050)	$65,850	$3,797,033	144,704	$23,239
Schwab International Equity ETF	23,670,016	3,216,504	(395,224)	(39,096)	655,057	27,107,257	844,726	212,675
Schwab Short-Term U.S. Treasury ETF	5,711,521	777,859	—	—	51,907	6,541,287	129,300	37,618
Schwab U.S. Aggregate Bond ETF	51,447,736	7,331,539	(2,106,083)	(13,713)	1,235,124	57,894,603	1,092,351	398,798
Schwab U.S. Large-Cap ETF	51,694,471	5,886,330	(701,954)	(16,426)	2,102,935	58,965,356	840,082	262,643
Schwab U.S. REIT ETF	4,454,552	680,208	(124,229)	1,761	15,428	5,027,720	113,135	35,079
Schwab U.S. Small-Cap ETF	4,061,884	673,324	—	—	95,696	4,830,904	67,584	15,381
Schwab U.S. TIPS ETF	2,867,425	242,773	—	—	74,640	3,184,838	56,559	12,098
Schwab Variable Share Price Money Fund, Ultra Shares	5,467,962	535,153	—	—	599	6,003,714	6,001,314	34,331
Total	$152,724,302	$19,880,567	($3,451,869)	($97,524)	$4,297,236	$173,352,712		$1,031,862
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$173,352,712	$—	$—	$173,352,712
Short-Term Investment[1]	—	1,239,534	—	1,239,534
Total	$173,352,712	$1,239,534	$—	$174,592,246
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 42.0%
Large-Cap 38.6%
Schwab U.S. Large-Cap ETF	1,312,575	92,129,639
Small-Cap 3.4%
Schwab U.S. Small-Cap ETF	115,425	8,250,579
		100,380,218

International Stocks 21.4%
Developed-Market Large-Cap 18.2%
Schwab International Equity ETF	1,354,619	43,469,724
Emerging-Market 3.2%
Schwab Emerging Markets Equity ETF	291,029	7,636,601
		51,106,325

Real Assets 3.3%
Real Estate 3.3%
Schwab U.S. REIT ETF	179,843	7,992,223

Fixed Income 29.9%
Intermediate-Term Bond 27.8%
Schwab U.S. Aggregate Bond ETF	1,253,592	66,440,376
Treasury Bond 2.1%
Schwab Short-Term U.S. Treasury ETF	97,995	4,957,567
		71,397,943

Security	Number of Shares	Value ($)
Money Market Fund 2.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	5,444,933	5,447,111
Total Affiliated Underlying Funds
(Cost $223,482,075)		236,323,820
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Australia & New Zealand Banking Group Ltd.
1.76%, 07/01/19 (b)	2,280,030	2,280,030
Total Short-Term Investment
(Cost $2,280,030)		2,280,030
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,474,175	$1,081,202	$—	$—	$81,224	$7,636,601	291,029	$46,739
Schwab International Equity ETF	36,282,310	6,193,677	—	—	993,737	43,469,724	1,354,619	343,322
Schwab Short-Term U.S. Treasury ETF	4,263,189	654,857	—	—	39,521	4,957,567	97,995	27,975
Schwab U.S. Aggregate Bond ETF	56,223,290	8,827,883	—	—	1,389,203	66,440,376	1,253,592	445,529
Schwab U.S. Large-Cap ETF	77,663,945	11,212,657	—	—	3,253,037	92,129,639	1,312,575	407,779
Schwab U.S. REIT ETF	6,732,389	1,251,224	—	—	8,610	7,992,223	179,843	57,002
Schwab U.S. Small-Cap ETF	6,848,035	1,233,160	—	—	169,384	8,250,579	115,425	27,517
Schwab Variable Share Price Money Fund, Ultra Shares	4,914,787	531,781	—	—	543	5,447,111	5,444,933	31,087
Total	$199,402,120	$30,986,441	$—	$—	$5,935,259	$236,323,820		$1,386,950
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$236,323,820	$—	$—	$236,323,820
Short-Term Investment[1]	—	2,280,030	—	2,280,030
Total	$236,323,820	$2,280,030	$—	$238,603,850
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 46.4%
Large-Cap 42.0%
Schwab U.S. Large-Cap ETF	863,712	60,623,945
Small-Cap 4.4%
Schwab U.S. Small-Cap ETF	88,254	6,308,396
		66,932,341

International Stocks 24.6%
Developed-Market Large-Cap 20.3%
Schwab International Equity ETF	912,611	29,285,687
Emerging-Market 4.3%
Schwab Emerging Markets Equity ETF	233,667	6,131,422
		35,417,109

Real Assets 3.7%
Real Estate 3.7%
Schwab U.S. REIT ETF	121,246	5,388,172

Fixed Income 22.7%
Intermediate-Term Bond 21.4%
Schwab U.S. Aggregate Bond ETF	582,765	30,886,545
Treasury Bond 1.3%
Schwab Short-Term U.S. Treasury ETF	38,011	1,922,977
		32,809,522

Security	Number of Shares	Value ($)
Money Market Fund 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	2,343,878	2,344,816
Total Affiliated Underlying Funds
(Cost $134,393,482)		142,891,960
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Australia & New Zealand Banking Group Ltd.
1.76%, 07/01/19 (b)	694,798	694,798
Total Short-Term Investment
(Cost $694,798)		694,798
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,367,606	$691,901	$—	$—	$71,915	$6,131,422	233,667	$37,527
Schwab International Equity ETF	25,525,289	3,327,682	(251,141)	(15,982)	699,839	29,285,687	912,611	233,868
Schwab Short-Term U.S. Treasury ETF	1,703,700	204,573	—	—	14,704	1,922,977	38,011	10,924
Schwab U.S. Aggregate Bond ETF	27,132,825	3,421,999	(312,080)	(3,591)	647,392	30,886,545	582,765	210,382
Schwab U.S. Large-Cap ETF	53,041,735	6,670,006	(1,269,683)	(1,602)	2,183,489	60,623,945	863,712	270,280
Schwab U.S. REIT ETF	4,759,741	717,287	(98,729)	470	9,403	5,388,172	121,246	38,447
Schwab U.S. Small-Cap ETF	5,427,967	742,279	—	—	138,150	6,308,396	88,254	21,040
Schwab Variable Share Price Money Fund, Ultra Shares	2,330,369	14,213	—	—	234	2,344,816	2,343,878	13,669
Total	$125,289,232	$15,789,940	($1,931,633)	($20,705)	$3,765,126	$142,891,960		$836,137
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$142,891,960	$—	$—	$142,891,960
Short-Term Investment[1]	—	694,798	—	694,798
Total	$142,891,960	$694,798	$—	$143,586,758
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

U.S. Stocks 50.0%
Large-Cap 44.9%
Schwab U.S. Large-Cap ETF	1,083,663	76,062,306
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	120,464	8,610,767
		84,673,073

International Stocks 27.5%
Developed-Market Large-Cap 22.2%
Schwab International Equity ETF	1,173,315	37,651,678
Emerging-Market 5.3%
Schwab Emerging Markets Equity ETF	339,761	8,915,329
		46,567,007

Real Assets 4.1%
Real Estate 4.1%
Schwab U.S. REIT ETF	155,951	6,930,462

Fixed Income 16.5%
Intermediate-Term Bond 15.7%
Schwab U.S. Aggregate Bond ETF	499,788	26,488,764
Treasury Bond 0.8%
Schwab Short-Term U.S. Treasury ETF	27,549	1,393,704
		27,882,468

Security	Number of Shares	Value ($)
Money Market Fund 1.0%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	1,680,972	1,681,645
Total Affiliated Underlying Funds
(Cost $158,253,526)		167,734,655
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Australia & New Zealand Banking Group Ltd.
1.76%, 07/01/19 (b)	636,395	636,395
Total Short-Term Investment
(Cost $636,395)		636,395
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,516,266	$1,303,700	$—	$—	$95,363	$8,915,329	339,761	$54,566
Schwab International Equity ETF	31,657,416	5,137,087	—	—	857,175	37,651,678	1,173,315	298,925
Schwab Short-Term U.S. Treasury ETF	1,153,316	229,501	—	—	10,887	1,393,704	27,549	7,566
Schwab U.S. Aggregate Bond ETF	22,575,842	3,360,470	—	—	552,453	26,488,764	499,788	178,332
Schwab U.S. Large-Cap ETF	64,092,792	9,341,915	—	—	2,627,598	76,062,306	1,083,663	336,100
Schwab U.S. REIT ETF	5,845,788	1,076,278	—	—	8,396	6,930,462	155,951	49,687
Schwab U.S. Small-Cap ETF	7,298,035	1,329,799	(199,640)	(13,532)	196,105	8,610,767	120,464	28,953
Schwab Variable Share Price Money Fund, Ultra Shares	1,671,284	10,193	—	—	168	1,681,645	1,680,972	9,803
Total	$141,810,739	$21,788,943	($199,640)	($13,532)	$4,348,145	$167,734,655		$963,932
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$167,734,655	$—	$—	$167,734,655
Short-Term Investment[1]	—	636,395	—	636,395
Total	$167,734,655	$636,395	$—	$168,371,050
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 53.0%
Large-Cap 47.1%
Schwab U.S. Large-Cap ETF	691,593	48,542,913
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF	85,175	6,088,309
		54,631,222

International Stocks 29.9%
Developed-Market Large-Cap 23.8%
Schwab International Equity ETF	766,233	24,588,417
Emerging-Market 6.1%
Schwab Emerging Markets Equity ETF	238,194	6,250,210
		30,838,627

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	101,436	4,507,816

Fixed Income 11.4%
Intermediate-Term Bond 10.9%
Schwab U.S. Aggregate Bond ETF	211,901	11,230,753
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	10,421	527,198
		11,757,951

Security	Number of Shares	Value ($)
Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	568,888	569,116
Total Affiliated Underlying Funds
(Cost $96,347,352)		102,304,732
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Australia & New Zealand Banking Group Ltd.
1.76%, 07/01/19 (b)	311,406	311,406
Total Short-Term Investment
(Cost $311,406)		311,406
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$5,164,337	$1,028,162	$—	$—	$57,711	$6,250,210	238,194	$38,254
Schwab International Equity ETF	20,135,524	3,920,666	—	—	532,227	24,588,417	766,233	194,459
Schwab Short-Term U.S. Treasury ETF	450,355	72,950	—	—	3,893	527,198	10,421	2,780
Schwab U.S. Aggregate Bond ETF	9,258,453	1,738,895	—	—	233,405	11,230,753	211,901	74,251
Schwab U.S. Large-Cap ETF	39,719,387	7,174,499	—	—	1,649,027	48,542,913	691,593	213,911
Schwab U.S. REIT ETF	3,692,933	811,917	—	—	2,966	4,507,816	101,436	32,520
Schwab U.S. Small-Cap ETF	4,840,485	1,125,149	—	—	122,675	6,088,309	85,175	20,044
Schwab Variable Share Price Money Fund, Ultra Shares	565,609	3,450	—	—	57	569,116	568,888	3,318
Total	$83,827,083	$15,875,688	$—	$—	$2,601,961	$102,304,732		$579,537
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$102,304,732	$—	$—	$102,304,732
Short-Term Investment[1]	—	311,406	—	311,406
Total	$102,304,732	$311,406	$—	$102,616,138
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 54.5%
Large-Cap 48.3%
Schwab U.S. Large-Cap ETF	722,123	50,685,813
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	91,616	6,548,712
		57,234,525

International Stocks 31.4%
Developed-Market Large-Cap 24.7%
Schwab International Equity ETF	810,581	26,011,544
Emerging-Market 6.7%
Schwab Emerging Markets Equity ETF	267,199	7,011,302
		33,022,846

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	107,229	4,765,257

Fixed Income 8.5%
Intermediate-Term Bond 8.2%
Schwab U.S. Aggregate Bond ETF	161,712	8,570,736
Treasury Bond 0.3%
Schwab Short-Term U.S. Treasury ETF	6,881	348,110
		8,918,846

Security	Number of Shares	Value ($)
Money Market Fund 0.3%
Schwab Variable Share Price Money Fund, Ultra Shares 2.35% (a)	335,543	335,677
Total Affiliated Underlying Funds
(Cost $98,892,583)		104,277,151
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Australia & New Zealand Banking Group Ltd.
1.76%, 07/01/19 (b)	356,705	356,705
Total Short-Term Investment
(Cost $356,705)		356,705
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$6,007,764	$932,004	$—	$—	$71,534	$7,011,302	267,199	$42,912
Schwab International Equity ETF	21,820,941	3,606,567	—	—	584,036	26,011,544	810,581	206,043
Schwab Short-Term U.S. Treasury ETF	345,357	—	—	—	2,753	348,110	6,881	2,132
Schwab U.S. Aggregate Bond ETF	7,211,320	1,179,782	—	—	179,634	8,570,736	161,712	57,188
Schwab U.S. Large-Cap ETF	42,855,342	6,084,497	—	—	1,745,974	50,685,813	722,123	224,696
Schwab U.S. REIT ETF	4,015,850	742,406	—	—	7,001	4,765,257	107,229	34,052
Schwab U.S. Small-Cap ETF	5,488,386	921,036	—	—	139,290	6,548,712	91,616	21,841
Schwab Variable Share Price Money Fund, Ultra Shares	333,609	2,034	—	—	34	335,677	335,543	1,957
Total	$88,078,569	$13,468,326	$—	$—	$2,730,256	$104,277,151		$590,821
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$104,277,151	$—	$—	$104,277,151
Short-Term Investment[1]	—	356,705	—	356,705
Total	$104,277,151	$356,705	$—	$104,633,856
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 55.7%
Large-Cap 49.1%
Schwab U.S. Large-Cap ETF	423,176	29,702,723
Small-Cap 6.6%
Schwab U.S. Small-Cap ETF	55,647	3,977,648
		33,680,371

International Stocks 32.7%
Developed-Market Large-Cap 25.5%
Schwab International Equity ETF	480,875	15,431,279
Emerging-Market 7.2%
Schwab Emerging Markets Equity ETF	165,351	4,338,810
		19,770,089

Real Assets 4.6%
Real Estate 4.6%
Schwab U.S. REIT ETF	63,354	2,815,452

Fixed Income 6.2%
Intermediate-Term Bond 6.0%
Schwab U.S. Aggregate Bond ETF	68,223	3,615,819
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	3,194	161,584
		3,777,403
Total Affiliated Underlying Funds
(Cost $56,747,866)		60,043,315
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Australia & New Zealand Banking Group Ltd.
1.76%, 07/01/19 (a)	284,953	284,953
Total Short-Term Investment
(Cost $284,953)		284,953
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$3,604,804	$687,391	$—	$—	$46,615	$4,338,810	165,351	$26,261
Schwab International Equity ETF	12,857,357	2,223,444	—	—	350,478	15,431,279	480,875	121,762
Schwab Short-Term U.S. Treasury ETF	115,989	44,176	—	—	1,419	161,584	3,194	811
Schwab U.S. Aggregate Bond ETF	3,046,601	493,940	—	—	75,278	3,615,819	68,223	24,237
Schwab U.S. Large-Cap ETF	24,735,389	3,931,152	—	—	1,036,182	29,702,723	423,176	131,759
Schwab U.S. REIT ETF	2,384,292	429,965	—	—	1,195	2,815,452	63,354	20,402
Schwab U.S. Small-Cap ETF	3,262,095	631,925	—	—	83,628	3,977,648	55,647	13,266
Total	$50,006,527	$8,441,993	$—	$—	$1,594,795	$60,043,315		$338,498
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$60,043,315	$—	$—	$60,043,315
Short-Term Investment[1]	—	284,953	—	284,953
Total	$60,043,315	$284,953	$—	$60,328,268
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.3% of net assets

U.S. Stocks 56.5%
Large-Cap 49.7%
Schwab U.S. Large-Cap ETF	505,044	35,449,038
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	68,374	4,887,374
		40,336,412

International Stocks 33.6%
Developed-Market Large-Cap 26.1%
Schwab International Equity ETF	580,051	18,613,837
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF	204,897	5,376,497
		23,990,334

Security	Number of Shares	Value ($)
Real Assets 4.8%
Real Estate 4.8%
Schwab U.S. REIT ETF	76,577	3,403,082

Fixed Income 4.4%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	57,529	3,049,037
Treasury Bond 0.1%
Schwab Short-Term U.S. Treasury ETF	1,965	99,409
		3,148,446
Total Affiliated Underlying Funds
(Cost $67,050,830)		70,878,274

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2019:
Affiliated Underlying Funds	Market Value at 03/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 06/30/19	Balance of Shares Held at 06/30/19	Distributions Received*
Schwab Emerging Markets Equity ETF	$4,418,865	$902,135	$—	$—	$55,497	$5,376,497	204,897	$32,906
Schwab International Equity ETF	15,213,216	2,984,571	—	—	416,050	18,613,837	580,051	147,662
Schwab Short-Term U.S. Treasury ETF	98,623	—	—	—	786	99,409	1,965	609
Schwab U.S. Aggregate Bond ETF	2,510,837	473,188	—	—	65,012	3,049,037	57,529	20,339
Schwab U.S. Large-Cap ETF	29,060,265	5,176,100	—	—	1,212,673	35,449,038	505,044	158,315
Schwab U.S. REIT ETF	2,811,530	589,528	—	—	2,024	3,403,082	76,577	24,508
Schwab U.S. Small-Cap ETF	3,964,891	823,340	—	—	99,143	4,887,374	68,374	16,300
Total	$58,078,227	$10,948,862	$—	$—	$1,851,185	$70,878,274		$400,639
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$70,878,274	$—	$—	$70,878,274
Total	$70,878,274	$—	$—	$70,878,274
[1]	As categorized in Portfolio Holdings.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

Fund investments in underlying ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG98260JUN19